Income Taxes - Narrative (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income taxes
Tax Cuts And Jobs Act Of 2017, decrease in deferred tax asset	$ 20,100,000
Increase (decrease) in valuation allowance	(5,100,000)	$ 12,300,000
Adjustment to NOL carryforward			$ 500,000
Unrecognized tax benefits	0	0
Accrued interest or penalties related to uncertain tax positions	0	0	0
Tax penalties and interest expense	0	0	0
Federal
Income taxes
Net operating loss carryforwards	140,700,000	119,800,000	94,200,000
Tax credits carryforwards	4,200,000	3,400,000	2,600,000
State
Income taxes
Net operating loss carryforwards	137,600,000	116,900,000	92,500,000
Foreign
Income taxes
Net operating loss carryforwards	$ 83,200,000	$ 59,000,000	$ 18,200,000
Foreign | Minimum
Income taxes
Statute of limitations time period		1 year
Foreign | Maximum
Income taxes
Statute of limitations time period		5 years